Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Beginning Balance	$ 156,480	$ 46,081	$ (33,357)
Net current period other comprehensive income (loss)	(436,577)	110,399	79,438
Ending Balance	$ (280,097)	$ 156,480	$ 46,081